Property, Plant and Equipment - Commodity Price Assumptions Applied in Impairment Testing (Details)	12 Months Ended
Dec. 31, 2019 $ / bbl $ / MMBTU
Brent $ per barrel
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2020 | $ / bbl	60
2021 | $ / bbl	60
2022 | $ / bbl	60
Henry Hub $/MMBtu
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2020 | $ / MMBTU	2.75
2021 | $ / MMBTU	2.75
2022 | $ / MMBTU	3.00